OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Small & Mid Cap Strategies Fund
(the “Fund”)

Supplement dated July 16, 2024 to the
Prospectus dated March 1, 2024

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2024.

Important Notice Regarding a Sub-Adviser and Portfolio Managers

At a meeting held on July 16, 2024, the Board of Directors of the Corporation approved the termination of the sub-advisory agreement among Baillie Gifford Overseas Limited (“Baillie Gifford”), Bessemer Investment Management LLC, and the Corporation, on behalf of the Fund.

Effective immediately, Baillie Gifford will no longer serve as sub-adviser to the Fund. Accordingly, all references and information with regard to Baillie Gifford with respect to the Fund, including Baillie Gifford’s portfolio managers for the Fund, are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP0724	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Small & Mid Cap Strategies Fund
(the “Fund”)

Supplement dated July 16, 2024 to the
Statement of Additional Information dated March 1, 2024

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated March 1, 2024.

Important Notice Regarding a Sub-Adviser and Portfolio Managers

At a meeting held on July 16, 2024, the Board of Directors of the Corporation approved the termination of the sub-advisory agreement among Baillie Gifford Overseas Limited (“Baillie Gifford”), Bessemer Investment Management LLC, and the Corporation, on behalf of the Fund.

Effective immediately, Baillie Gifford Overseas Limited (“Baillie Gifford”) will no longer serve as sub-adviser for the Fund. Accordingly, all references and information with regard to Baillie Gifford with respect to the Fund, including Baillie Gifford’s portfolio managers for the Fund, are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE